Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (13,053)	₨ (9,843)	₨ (2,969)
Credit/(charge) in the consolidated statement of income	(1,116)	(1,794)	3,469
Credit/(charge) in other comprehensive income	(924)	1,116	(259)
On account of Business combinations and others	(388)	(1,616)	(9,829)
Translation adjustment	(169)	(916)	(255)
Ending balance	(15,650)	(13,053)	(9,843)
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,624	2,144	1,637
Credit/(charge) in the consolidated statement of income	(1,384)	397	1,083
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0		(677)
Translation adjustment	14	83	101
Ending balance	1,254	2,624	2,144
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,367	6,103	5,115
Credit/(charge) in the consolidated statement of income	(477)	99	363
Credit/(charge) in other comprehensive income	(111)	16	(3)
On account of Business combinations and others	(4)		584
Translation adjustment	18	149	44
Ending balance	5,793	6,367	6,103
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,743	2,987	3,208
Credit/(charge) in the consolidated statement of income	(129)	(1,234)	(248)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	4	(10)	27
Ending balance	1,618	1,743	2,987
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(911)	(1,058)	(1,268)
Credit/(charge) in the consolidated statement of income	(1)	202	289
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0		(49)
Translation adjustment	0	(55)	(30)
Ending balance	(912)	(911)	(1,058)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,855)	(3,285)	(2,065)
Credit/(charge) in the consolidated statement of income	(993)	(299)	(1,129)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	(61)	(271)	(91)
Ending balance	(4,909)	(3,855)	(3,285)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,170)	(9,645)	(1,249)
Credit/(charge) in the consolidated statement of income	2,067	1,947	1,910
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	(367)	(1,750)	(10,094)
Translation adjustment	(131)	(722)	(212)
Ending balance	(8,601)	(10,170)	(9,645)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,170)	(1,067)	(1,582)
Credit/(charge) in the consolidated statement of income	82	(367)	424
Credit/(charge) in other comprehensive income	(259)	275	(242)
On account of Business combinations and others	0		336
Translation adjustment	0	(11)	(3)
Ending balance	(1,347)	(1,170)	(1,067)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	359	(466)	(452)
Credit/(charge) in the consolidated statement of income	0
Credit/(charge) in other comprehensive income	(554)	825	(14)
On account of Business combinations and others	0
Translation adjustment	0	0	0
Ending balance	(195)	359	(466)
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(370)	(60)	91
Credit/(charge) in the consolidated statement of income	(257)	(298)	(205)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	5		47
Translation adjustment	(3)	(12)	7
Ending balance	(625)	(370)	(60)
Special Economic Zone re-investment reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7,237)	(5,549)	(6,494)
Credit/(charge) in the consolidated statement of income	(583)	(1,688)	945
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	0	0	0
Ending balance	(7,820)	(7,237)	(5,549)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(433)	53	90
Credit/(charge) in the consolidated statement of income	559	(553)	37
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	(22)	134	24
Translation adjustment	(10)	(67)	(98)
Ending balance	₨ 94	₨ (433)	₨ 53